Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of income and comprehensive income - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement of Income Captions [Line Items]
GENERAL AND ADMINISTRATIVE EXPENSES	$ (990,029)
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIE	4,576,721	1,278,359	1,477,907
NET INCOME	3,586,692	1,278,359	1,477,907
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	783,406	2,437	(110,179)
COMPREHENSIVE INCOME	$ 4,370,098	$ 1,280,796	$ 1,367,728